Investments (Summary Of Additional Information About Investments In Unrealized Loss Position) (Detail)	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Number of issues (Cusip numbers) held, Less than Twelve Months	117	234
Number of issues (Cusip numbers) held, Twelve Months or Longer	93	133
Number of issues (Cusip numbers) held, Total	210	367